18. RELATED-PARTY BALANCES AND TRANSACTIONS (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related-party Balances And Transactions Details 4
Short-term benefits for employees and officers	R$ 39,721	R$ 71,852	R$ 47,578
Post-employment benefits	110	306	311
Key management personnel compensation	R$ 39,831	R$ 72,158	R$ 47,889